Investments - Summary of the Group's Subsidiaries with Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-current assets	$ 238,760	$ 138,432
Current assets	406,020	376,663
Non-current liabilities	(337,829)	(601,676)
Current liabilities	(144,355)	(288,635)
Carrying amount of Non-controlling interest	(455)	(207)
Total Revenue	421,428	139,153	$ 23,142
Profit/(loss)	(100,929)	(240,980)	(132,807)
Total comprehensive profit/(loss)	(100,556)	(258,557)	(140,689)
Profit/(loss) allocated to non-controlling interest	(174)	17	302
Cash flows from operating activities	(134,583)	(149,327)	(91,755)
Cash flows from investment activities	(106,346)	(64,381)	(11,308)
Cash flows from financing activities	219,022	236,586	70,701
Increase Decrease In Cash And Cash Equivalents, Total	(21,907)	22,878	$ (32,362)
LumiraDx Colombia Holdings Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-current assets	189	430
Current assets	8,627	6,986
Non-current liabilities	(5,643)	(6,119)
Current liabilities	(3,213)	(1,730)
Net assets/(liabilities)	(40)	(433)
Carrying amount of Non-controlling interest	805	921
Total Revenue	12,101	8,789
Profit/(loss)	1,609	817
Other comprehensive gain		(5)
Total comprehensive profit/(loss)	1,609	812
Profit/(loss) allocated to non-controlling interest	306	286
Other comprehensive loss allocated to non- controlling interest		(2)
Cash flows from operating activities	1,810	731
Cash flows from investment activities	(98)	(184)
Cash flows from financing activities
Increase Decrease In Cash And Cash Equivalents, Total	1,712	547
LumiraDx Healthcare LTDA [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-current assets	237	93
Current assets	1,517	2,001
Non-current liabilities	(3,594)	(3,016)
Current liabilities	(543)	(504)
Net assets/(liabilities)	(2,383)	(1,426)
Carrying amount of Non-controlling interest	(1,260)	(1,128)
Total Revenue	2,320	3,208
Profit/(loss)	(879)	(2,023)
Other comprehensive gain		40
Total comprehensive profit/(loss)	(879)	(1,983)
Profit/(loss) allocated to non-controlling interest	(132)	(303)
Other comprehensive loss allocated to non- controlling interest		6
Cash flows from operating activities	(701)	(352)
Cash flows from investment activities	(38)	(18)
Cash flows from financing activities	500	700
Increase Decrease In Cash And Cash Equivalents, Total	$ (239)	$ 330